Payden Managed Income Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (26%
)
250,000 AIMCO CLO 2018-BA 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.500% ) ,
6.79% , 4/16/37 (a) (b) $ 251
701,827 Ally Bank Auto Credit-Linked Notes Series
2024-A 144A , 7.92% , 5/17/32 (a) 710
600,000 American Credit Acceptance Receivables Trust
2022-4 144A , 8.00% , 2/15/29 (a) 615
200,000 American Credit Acceptance Receivables Trust
2024-3 144A , 6.04% , 7/12/30 (a) 203
250,000 Anchorage Capital Europe CLO DAC 1X , ( 3
mo. EURIBOR + 1.450% ) , 5.14% , 1/15/31
EUR (b) (c) (d) 268
300,000 Apidos CLO XII 2013-12A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
6.75% , 4/15/31 (a) (b) 300
400,000 Ares LXV CLO Ltd. 2022-65A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
2.000% ) , 7.28% , 7/25/34 (a) (b) 400
250,000 Avoca CLO XXIX DAC 29A 144A , ( 3 mo.
EURIBOR + 1.480% ) , 5.41% , 4/15/37
EUR (a) (b) (d) 272
400,000 Ballyrock CLO Ltd. 2019-2A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.400% ) ,
6.72% , 2/20/36 (a) (b) 401
250,000 Benefit Street Partners CLO XIX Ltd. 2019-19A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.600% ) , 6.90% , 1/15/33 (a) (b) 250
250,000 Blackrock European CLO IV DAC 4A 144A ,
( 3 mo. EURIBOR + 1.300% ) , 4.99% , 7/15/30
EUR (a) (b) (d) 270
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.382% ) , 6.66% , 7/18/34 (a) (b) 500
200,000 CARS-DB4 LP 2020-1A 144A , 4.52% ,
2/15/50 (a) 187
300,000 CARS-DB4 LP 2020-1A 144A , 4.95% ,
2/15/50 (a) 266
50 Chase Auto Owner Trust , 0.00% , 6/25/30 (e) 478
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
5.68% , 1/25/52 CAD (a) (d) 272
250,000 Cumulus Static CLO DAC 2024-1A 144A , ( 3
mo. EURIBOR + 2.400% ) , 6.23% , 11/15/33
EUR (a) (b) (d) 270
200,000 CVC Cordatus Loan Fund III DAC 3X , ( 3
mo. EURIBOR + 1.700% ) , 5.53% , 8/15/32
EUR (b) (c) (d) 217
400,000 CyrusOne Data Centers Issuer I LLC 2023-1A
144A , 4.30% , 4/20/48 (a) 383
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 2.36% , 4/15/49 (a) 137
500,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 3.48% , 4/15/49 (a) 457
378,000 Driven Brands Funding LLC 2019-1A 144A ,
4.64% , 4/20/49 (a) 371
243,125 Driven Brands Funding LLC 2021-1A 144A ,
2.79% , 10/20/51 (a) 217
466,823 Dryden 59 Euro CLO DAC 2017-59X , ( 3
mo. EURIBOR + 0.750% ) , 4.58% , 5/15/32
EUR (b) (c) (d) 504
600,000 Dryden CLO Ltd. 2019-68A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.432% ) ,
6.73% , 7/15/35 (a) (b) 600
Principal
or Shares Security Description
Value
(000)
1,100,000 Exeter Automobile Receivables Trust 2022-1A
144A , 5.02% , 10/15/29 (a) $ 1,054
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00% , 2/15/28 (e) 729
675,000 Flagship Credit Auto Trust 2022-3 144A ,
6.00% , 7/17/28 (a) 676
258,150 FORT CRE Issuer LLC 2022-FL3 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850% ) , 7.19% , 2/23/39 (a) (b) 256
300,000 FORT CRE Issuer LLC 2022-FL3 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250% ) , 7.59% , 2/23/39 (a) (b) 293
600,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.670% ) , 6.95% ,
1/20/34 (a) (b) 604
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.514% ) , 7.84% , 9/15/37 (a) (b) 592
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.864% ) , 8.19% , 9/15/37 (a) (b) 571
300,000 Greystone CRE Notes Ltd. 2021-FL3 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.864% ) , 8.19% , 7/15/39 (a) (b) 280
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 4.28% , 9/25/28 (a) 548
600,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A , 4.39% , 12/26/28 (a) 596
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A , 3.69% , 2/26/29 (a) 541
250,000 Jubilee CLO DAC 2017-19X , ( 3 mo. EURIBOR
+ 1.250% ) , 4.94% , 7/25/30 EUR (b) (c) (d) 268
350,000 Jubilee CLO DAC 2019-23A 144A , ( 3 mo.
EURIBOR + 1.850% ) , 5.54% , 7/15/37
EUR (a) (b) (d) 379
1 Juniper Receivables DAC , 0.00% , 8/15/29 (e) 257
10 Juniper Receivables DAC 2023-1 DAC , 0.00% ,
7/15/30 (e) 387
400,000 KREF Ltd. 2022-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
6.79% , 2/17/39 (a) (b) 398
300,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.800% ) , 7.08% ,
4/20/33 (a) (b) 301
450,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.850% ) , 7.14% ,
10/23/36 (a) (b) 450
498,333 Oak Street Investment Grade Net Lease Fund
2020-1A 144A , 3.39% , 11/20/50 (a) 464
700,000 OCP CLO Ltd. 2014-6A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.900% ) ,
7.19% , 10/17/30 (a) (b) 701
750,000 Palmer Square Loan Funding Ltd. 2024-3A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.650% ) , 6.99% , 8/08/32 (a) (b) 750
262,625 Planet Fitness Master Issuer LLC 2019-1A 144A ,
3.86% , 12/05/49 (a) 247
300,000 Regatta XIII Funding Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.500% ) , 6.80% , 7/15/31 (a) (b) 300

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
350,000 Regatta XIV Funding Ltd. 2018-3A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.500% ) , 6.78% , 10/25/31 (a) (b) $ 350
250,000 Regatta XV Funding Ltd. 2018-4A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.550% ) , 6.83% , 10/25/31 (a) (b) 250
600,000 RR Ltd. 2021-19A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.402% ) , 6.70% ,
10/15/35 (a) (b) 601
500,000 RRE Loan Management DAC 16A 144A , ( 3
mo. EURIBOR + 1.680% ) , 5.37% , 10/15/36
EUR (a) (b) (d) 545
70,635 Santander Bank Auto Credit-Linked Notes 2022-
A 144A , 5.28% , 5/15/32 (a) 70
44,147 Santander Bank Auto Credit-Linked Notes 2022-
A 144A , 7.38% , 5/15/32 (a) 44
835,000 Santander Bank Auto Credit-Linked Notes 2022-
B 144A , 11.91% , 8/16/32 (a) 872
850,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A , 14.59% , 12/15/32 (a) 948
2,327 Santander Drive Auto Receivables Trust 2023-S1
144A , 0.00% , 4/18/28 (a) (e) 497
465,135 Santander Drive Auto Receivables Trust 2023-S1
144A , 10.40% , 4/18/28 (a) 468
400,000 Stack Infrastructure Issuer LLC 2023-2A 144A ,
5.90% , 7/25/48 (a) 405
400,000 Texas Debt Capital Euro CLO DAC 2024-1A
144A , ( 3 mo. EURIBOR + 2.100% ) , 5.80% ,
7/16/38 EUR (a) (b) (d) 433
400,000 TierPoint Issuer LLC 2023-1A 144A , 6.00% ,
6/25/53 (a) 398
250,000 Trinitas Euro CLO V DAC 5A 144A , ( 3 mo.
EURIBOR + 1.750% ) , 5.44% , 10/25/37
EUR (a) (b) (d) 272
300,000 Vantage Data Centers Issuer LLC 2023-1A 144A ,
6.32% , 3/16/48 (a) 305
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A ,
5.27% , 2/15/52 (a) 278
400,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
5.59% , 5/15/54 (a) 406
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
6.64% , 5/15/54 (a) 205
325,000 Westlake Automobile Receivables Trust 2023-
4A 144A , 7.19% , 7/16/29 (a) 337
400,000 Westlake Automobile Receivables Trust 2024-
1A 144A , 6.02% , 10/15/29 (a) 405
591,000 Wingstop Funding LLC 2020-1A 144A , 2.84% ,
12/05/50 (a) 547
339,500 Zaxbys Funding LLC 2021-1A 144A , 3.24% ,
7/30/51 (a) 308
Total Asset Backed (Cost - $29,861)
29,385
Bank Loans(f) (3%
)
124,688 Bangl LLC Term Loan B 1L , ( 3 mo. Term Secured
Overnight Financing Rate + 3.500% ) , 9.83% ,
2/01/29 126
199,500 Consolidated Energy Finance SA Term Loan B
1L , ( 1 mo. Term Secured Overnight Financing
Rate + 3.500% ) , 9.84% , 11/15/30 191
340,000 Epic Y Grade Services LP Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
4.750% ) , 11.07% , 6/29/29 341
Principal
or Shares Security Description
Value
(000)
396,270 Evergreen AcqCo 1 LP Term Loan 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
5.750% ) , 9.09% , 4/26/28 $ 399
350,000 Fortress Intermediate 3 Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.750% ) , 9.10% , 6/27/31 351
200,000 Iron Mountain Information Management LLC
Term Loan B 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 1.250% ) , 7.34% , 1/31/31 200
226,255 McGraw-Hill Education Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
4.750% ) , 10.35% , 7/28/28 227
249,375 MIC Glen LLC Term Loan B2 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
9.71% , 7/21/28 251
375,000 Modena Buyer LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
3.500% ) , 9.83% , 7/01/31 362
275,000 Omnia Partners LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
2.750% ) , 8.53% , 7/25/30 276
150,000 Truist Insurance Holdings LLC Term Loan 2L , ( 3
mo. Term Secured Overnight Financing Rate +
4.750% ) , 10.09% , 5/06/32 154
448,875 United Natural Foods Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.750% ) , 10.09% , 4/25/31 453
225,000 WaterBridge Midstream Operating LLC Term
Loan B 1L , ( 3 mo. Term Secured Overnight
Financing Rate + 4.750% ) , 10.09% , 6/21/29 224
Total Bank Loans (Cost - $3,538)
3,555
Corporate Bond (34%
)
Financial  (14%)
175,000 Ally Financial Inc. B , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868% ) , 4.70% (b) (g) 161
125,000 Ally Financial Inc. , 8.00% , 11/01/31 141
200,000 American Homes 4 Rent LP , 5.50% , 2/01/34 201
250,000 American Tower Corp. , 3.90% , 5/16/30 EUR (d) 276
200,000 Ares Capital Corp. , 5.88% , 3/01/29 201
250,000 Avis Budget Finance PLC , 7.00% , 2/28/29
EUR (c) (d) 267
400,000 Banco de Credito e Inversiones SA 144A , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944% ) , 8.75% (a) (b) (g) 421
300,000 Banco de Sabadell SA , ( 1Year Euribor Swap Rate
+ 2.400% ) , 5.25% , 2/07/29 EUR (b) (c) (d) 342
200,000 Banco Mercantil del Norte SA , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.643% ) , 5.88% (b) (c) (g) 192
200,000 Banco Mercantil del Norte SA 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643% ) , 5.88% (a) (b) (g) 191
500,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.220% ) , 2.30% , 7/21/32 (b) 420
200,000 Bank of Nova Scotia , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017% ) , 8.00% , 1/27/84 (b) 210
200,000 Barclays PLC , ( 5-Year Mid-Swap Rate +
2.100% ) , 4.97% , 5/31/36 EUR (b) (c) (d) 223

Principal
or Shares Security Description
Value
(000)
200,000 BBVA Bancomer SA , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.661% ) , 8.45% , 6/29/38 (b) (c) $ 211
250,000 Blackstone Private Credit Fund , 1.75% , 9/15/24 249
200,000 Blue Owl Capital Corp. , 3.40% , 7/15/26 191
300,000 BPCE SA , 3.88% , 1/11/29 EUR (c) (d) 329
300,000 CaixaBank SA 144A , ( U.S. Secured Overnight
Financing Rate + 1.780% ) , 5.67% ,
3/15/30 (a) (b) 306
500,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.80% ,
4/01/31 420
250,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.351% ) , 3.06% , 1/25/33 (b) 217
250,000 Corp. Inmobiliaria Vesta SAB de CV , 3.63% ,
5/13/31 (c) 213
425,000 Danske Bank A/S , ( ICE 1Year Euribor Swap Fix
+ 1.700% ) , 4.75% , 6/21/30 EUR (b) (c) (d) 486
400,000 Deutsche Bank AG , ( 3 mo. EURIBOR +
1.500% ) , 4.13% , 4/04/30 EUR (b) (c) (d) 439
200,000 doValue SpA 144A , 3.38% , 7/31/26 EUR (a) (d) 209
150,000 Essex Portfolio LP , 5.50% , 4/01/34 153
75,000 Franklin BSP Capital Corp. 144A , 7.20% ,
6/15/29 (a) 76
100,000 Freedom Mortgage Holdings LLC 144A , 9.25% ,
2/01/29 (a) (d) 101
125,000 Freedom Mortgage Holdings LLC 144A , 9.13% ,
5/15/31 (a) 123
450,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.410% ) , 3.10% ,
2/24/33 (b) 393
175,000 Hyundai Capital America 144A , 5.70% ,
6/26/30 (a) 181
300,000 Indigo Group SAS , 4.50% , 4/18/30 EUR (c) (d) 338
400,000 Intesa Sanpaolo SpA , 1.35% , 2/24/31 EUR (c) (d) 376
300,000 JAB Holdings BV , 5.00% , 6/12/33 EUR (c) (d) 353
500,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.570% ) , 6.09% , 10/23/29 (b) 525
175,000 Lazard Group LLC , 6.00% , 3/15/31 181
300,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 2.076% ) , 4.89% , 7/20/33 (b) 296
225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50% , 3/24/26 GBP (d) 247
325,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99% , 10/15/26 EUR (d) 277
225,000 Muthoot Finance Ltd. 144A , 7.13% , 2/14/28 (a) 229
65,000 Nationstar Mortgage Holdings Inc. 144A ,
6.00% , 1/15/27 (a) 65
275,000 NNN REIT Inc. , 5.50% , 6/15/34 279
300,000 P3 Group Sarl , 4.63% , 2/13/30 EUR (c) (d) 332
225,000 Permanent TSB Group Holdings PLC , ( ICE
1Year Euribor Swap Fix + 3.500% ) , 6.63% ,
4/25/28 EUR (b) (c) (d) 260
110,000 PRA Group Inc. 144A , 5.00% , 10/01/29 (a) 98
200,000 Realty Income Corp. , 4.88% , 7/06/30 EUR (d) 230
200,000 Sagax AB , 4.38% , 5/29/30 EUR (c) (d) 221
250,000 Sagax Euro Mtn NL BV , 0.75% , 1/26/28
EUR (c) (d) 246
225,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 2.500% ) , 6.17% ,
1/09/30 (b) 232
450,000 SBA Tower Trust 144A , 6.60% , 1/15/28 (a) 462
400,000 Societe Generale SA , ( 3 mo. EURIBOR +
0.950% ) , 0.50% , 6/12/29 EUR (b) (c) (d) 385
Principal
or Shares Security Description
Value
(000)
275,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (a) $ 260
300,000 Synchrony Bank , 5.40% , 8/22/25 299
300,000 Toronto-Dominion Bank , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075% ) , 8.13% , 10/31/82 (b) 314
500,000 U.S. Bancorp , ( U.S. Secured Overnight Financing
Rate + 1.250% ) , 5.10% , 7/23/30 (b) 505
375,000 UBS Group AG , ( ICE 1Year Euribor Swap Fix +
4.950% ) , 7.75% , 3/01/29 EUR (b) (c) (d) 463
175,000 VFH Parent LLC/Valor Co.-Issuer Inc. 144A ,
7.50% , 6/15/31 (a) (d) 180
575,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 2.020% ) , 5.39% , 4/24/34 (b) 582
400,000 Westpac Banking Corp. , ( 5 yr. Euro Swap +
1.050% ) , 0.77% , 5/13/31 EUR (b) (c) (d) 408
16,186
Industrial  (13%)
200,000 Advantage Sales & Marketing Inc. 144A , 6.50% ,
11/15/28 (a) 184
325,000 Altice France Holding SA 144A , 10.50% ,
5/15/27 (a) 122
125,000 Amentum Escrow Corp. 144A , 7.25% ,
8/01/32 (a) 127
300,000 ams-OSRAM AG , 10.50% , 3/30/29 EUR (c) (d) 341
475,000 Ashtead Capital Inc. 144A , 4.25% , 11/01/29 (a) 453
225,000 Autostrade per l'Italia SpA , 4.25% , 6/28/32
EUR (c) (d) 247
150,000 Bausch + Lomb Corp. 144A , 8.38% ,
10/01/28 (a) 154
200,000 BE Semiconductor Industries NV 144A , 4.50% ,
7/15/31 EUR (a) (d) 216
475,000 Boeing Co. , 2.20% , 2/04/26 452
200,000 Boeing Co. 144A , 6.30% , 5/01/29 (a) 207
150,000 Bombardier Inc. 144A , 7.00% , 6/01/32 (a) 154
250,000 Cemex SAB de CV , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.534% ) , 5.13% (b) (c) (g) 244
200,000 Centene Corp. , 3.38% , 2/15/30 180
275,000 Centene Corp. , 3.00% , 10/15/30 241
516,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25% , 4/27/29 (c) 496
150,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.30% ,
2/01/32 119
400,000 CRH SMW Finance DAC , 5.20% , 5/21/29 407
400,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A ,
4.75% , 10/20/28 (a) 396
325,000 easyJet PLC , 3.75% , 3/20/31 EUR (c) (d) 351
150,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A , 6.75% , 7/15/31 (a) 153
350,000 Fiesta Purchaser Inc. 144A , 7.88% ,
3/01/31 (a) (d) 365
350,000 Flutter Treasury Designated Activity Co. 144A ,
5.00% , 4/29/29 EUR (a) (d) 388
225,000 Ford Motor Credit Co. LLC , 6.80% , 11/07/28 236
200,000 Ford Motor Credit Co. LLC , 7.35% , 3/06/30 215
100,000 Garrett Motion Holdings Inc./Garrett LX I Sarl
144A , 7.75% , 5/31/32 (a) 102
225,000 General Motors Financial Co. Inc. , 5.55% ,
7/15/29 229
300,000 IHG Finance LLC , 4.38% , 11/28/29 EUR (c) (d) 338
325,000 Leasys SpA , 3.88% , 3/01/28 EUR (c) (d) 357

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
325,000 Liberty Costa Rica Senior Secured Finance ,
10.88% , 1/15/31 (c) $ 342
200,000 Limak Cimento Sanayi ve Ticaret AS 144A ,
9.75% , 7/25/29 (a) 201
200,000 LKQ Dutch Bond BV , 4.13% , 3/13/31 EUR (d) 220
250,000 Madison IAQ LLC 144A , 5.88% , 6/30/29 (a) (d) 234
225,000 Micron Technology Inc. , 5.30% , 1/15/31 229
325,000 Millicom International Cellular SA , 4.50% ,
4/27/31 (c) 286
225,000 Minerva Luxembourg SA , 8.88% , 9/13/33 (c) 238
200,000 Minerva Luxembourg SA 144A , 8.88% ,
9/13/33 (a) 211
275,000 Mobico Group PLC , 4.88% , 9/26/31 EUR (c) (d) 295
225,000 NBM U.S. Holdings Inc. , 6.63% , 8/06/29 (c) 223
250,000 Neopharmed Gentili SpA 144A , 7.13% , 4/08/30
EUR (a) (d) 279
750,000 Open Text Corp. 144A , 6.90% , 12/01/27 (a) 779
200,000 Organon & Co/Organon Foreign Debt Co.-Issuer
BV 144A , 7.88% , 5/15/34 (a) 208
250,000 Renesas Electronics Corp. 144A , 2.17% ,
11/25/26 (a) 234
500,000 Sable International Finance Ltd. , 5.75% ,
9/07/27 (c) 488
400,000 Sitios Latinoamerica SAB de CV , 5.38% ,
4/04/32 (c) 379
150,000 Star Parent Inc. 144A , 9.00% , 10/01/30 (a) 160
325,000 Surgery Center Holdings Inc. 144A , 7.25% ,
4/15/32 (a) 336
325,000 Tesco Corporate Treasury Services PLC , 4.25% ,
2/27/31 EUR (c) (d) 365
200,000 Vale Overseas Ltd. , 6.40% , 6/28/54 200
225,000 Verde Purchaser LLC 144A , 10.50% ,
11/30/30 (a) 239
350,000 Verisk Analytics Inc. , 5.25% , 6/05/34 354
250,000 Warnermedia Holdings Inc. , 4.28% , 3/15/32 217
14,191
Utility  (7%)
425,000 Boeing Co. , 5.04% , 5/01/27 422
192,317 Borr IHC Ltd./Borr Finance LLC 144A , 10.00% ,
11/15/28 (a) 202
225,000 CITGO Petroleum Corp. 144A , 6.38% ,
6/15/26 (a) 225
275,000 Diamondback Energy Inc. , 5.15% , 1/30/30 279
66,000 Ecopetrol SA , 5.38% , 6/26/26 65
150,000 Ecopetrol SA , 8.38% , 1/19/36 149
300,000 Empresa de Transmision Electrica SA , 5.13% ,
5/02/49 (c) 224
175,000 Energy Transfer LP , 5.55% , 5/15/34 177
150,000 Energy Transfer LP , 6.05% , 9/01/54 150
250,000 EPH Financing International AS , 5.88% ,
11/30/29 EUR (c) (d) 278
275,000 EQM Midstream Partners LP 144A , 7.50% ,
6/01/30 (a) 297
350,000 Eskom Holdings SOC Ltd. , 7.13% , 2/11/25 (c) 350
350,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) 329
275,000 Global Marine Inc. , 7.00% , 6/01/28 259
228,000 Gran Tierra Energy Inc. 144A , 9.50% ,
10/15/29 (a) 217
450,000 Greensaif Pipelines Bidco Sarl 144A , 5.85% ,
2/23/36 (a) 452
375,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A ,
6.88% , 5/15/34 (a) 373
234,438 India Cleantech Energy , 4.70% , 8/10/26 (c) 226
Principal
or Shares Security Description
Value
(000)
200,000 Kosmos Energy Ltd. , 7.75% , 5/01/27 (c) $ 196
250,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (a) 246
300,000 Moss Creek Resources Holdings Inc. 144A ,
7.50% , 1/15/26 (a) 300
180,000 NextEra Energy Operating Partners LP 144A ,
7.25% , 1/15/29 (a) (d) 187
225,000 OHI Group SA 144A , 13.00% , 7/22/29 (a) 227
225,000 Patterson-UTI Energy Inc. , 7.15% , 10/01/33 243
100,000 Petroleos Mexicanos , 3.63% , 11/24/25
EUR (c) (d) 105
250,000 Petroleos Mexicanos , 4.50% , 1/23/26 239
425,000 Petroleos Mexicanos , 3.75% , 4/16/26 EUR (c) (d) 439
275,000 Petroleos Mexicanos , 8.75% , 6/02/29 273
225,000 Star Holding LLC 144A , 8.75% , 8/01/31 (a) 222
250,000 Teollisuuden Voima Oyj , 4.25% , 5/22/31
EUR (c) (d) 275
219,170 Tierra Mojada Luxembourg II Sarl , 5.75% ,
12/01/40 (c) 202
120,000 Transocean Inc. 144A , 8.25% , 5/15/29 (a) 123
225,000 Vistra Operations Co. LLC 144A , 6.95% ,
10/15/33 (a) 245
150,000 Yinson Production Financial Services Pte Ltd.
144A , 9.63% , 5/03/29 (a) (c) 149
8,345
Total Corporate Bond (Cost - $38,261)
38,722
Foreign Government (7%
)
275,000 Angolan Government International Bond ,
8.00% , 11/26/29 (c) 249
19,000,000 Brazil Letras do Tesouro Nacional , 10.25% ,
10/01/24 BRL (d) (e) 3,301
250,000 Colombia Government International Bond ,
3.88% , 4/25/27 238
475,000 Colombia Government International Bond ,
3.00% , 1/30/30 397
275,000 Dominican Republic International Bond , 5.95% ,
1/25/27 (c) 276
275,000 Dominican Republic International Bond 144A ,
6.60% , 6/01/36 (a) 284
300,000 Guatemala Government Bond , 4.38% ,
6/05/27 (c) 289
250,000 Guatemala Government Bond 144A , 6.55% ,
2/06/37 (a) 251
400,000 Hungary Government International Bond ,
6.13% , 5/22/28 (c) 411
125,000 Hungary Government International Bond ,
4.25% , 6/16/31 EUR (c) (d) 136
400,000 Ivory Coast Government International Bond ,
6.38% , 3/03/28 (c) 393
150,000 Ivory Coast Government International Bond ,
4.88% , 1/30/32 EUR (c) (d) 138
300,000 Nigeria Government International Bond , 6.50% ,
11/28/27 (c) 277
375,000 Panama Government International Bond , 3.88% ,
3/17/28 353
300,000 Republic of Uzbekistan International Bond
144A , 5.38% , 5/29/27 EUR (a) (d) 325
275,000 Republic of Uzbekistan International Bond ,
3.90% , 10/19/31 (c) 226
170,000 Romanian Government International Bond ,
6.63% , 9/27/29 EUR (c) (d) 200
225,000 Senegal Government International Bond , 4.75% ,
3/13/28 EUR (c) (d) 227

Principal
or Shares Security Description
Value
(000)
148,029 Zambia Government International Bond , 5.75% ,
6/30/33 (c) $ 130
Total Foreign Government (Cost - $8,329)
8,101
Mortgage Backed (21%
)
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.864% ) , 7.20% , 12/18/37 (a) (b) 98
600,000 BDS Ltd. 2020-FL5 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.864% ) , 8.20% ,
2/16/37 (a) (b) 569
400,000 BX Commercial Mortgage Trust 2021-VOLT
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.114% ) , 7.44% , 9/15/36 (a) (b) 394
280,000 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.864% ) , 8.19% , 10/15/37 (a) (b) 276
360,475 BX Commercial Mortgage Trust 2021-VINO
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.067% ) , 7.40% , 5/15/38 (a) (b) 355
500,000 BX Trust 2023-DELC 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.690% ) ,
8.02% , 5/15/38 (a) (b) 503
700,000 BX Trust 2024-BIO 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.642% ) , 6.97% ,
2/15/41 (a) (b) 696
400,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.064% ) ,
7.40% , 2/15/38 (a) (b) 312
236,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.367% ) , 6.70% , 12/15/37 (a) (b) 236
393,196 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.214% ) , 7.54% , 11/15/37 (a) (b) 392
196,598 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.880% ) , 8.21% , 11/15/37 (a) (b) 196
294,897 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
3.607% ) , 8.93% , 11/15/37 (a) (b) 295
1,753 Connecticut Avenue Securities Trust 2019-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.564% ) , 7.91% ,
7/25/31 (a) (b) 2
484,002 Connecticut Avenue Securities Trust 2019-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 4.214% ) , 9.56% ,
9/25/31 (a) (b) 515
297,210 Connecticut Avenue Securities Trust 2019-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.864% ) , 9.21% ,
9/25/39 (a) (b) 310
295,802 Connecticut Avenue Securities Trust 2019-
HRP1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264% ) , 7.61% ,
11/25/39 (a) (b) 301
366,878 Connecticut Avenue Securities Trust 2021-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.550% ) , 6.90% ,
10/25/41 (a) (b) 369
Principal
or Shares Security Description
Value
(000)
700,000 Connecticut Avenue Securities Trust 2021-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.100% ) , 8.45% ,
10/25/41 (a) (b) $ 722
300,000 Connecticut Avenue Securities Trust 2021-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750% ) , 8.10% ,
12/25/41 (a) (b) 307
300,000 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150% ) , 8.50% ,
12/25/41 (a) (b) 311
500,000 Connecticut Avenue Securities Trust 2022-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.500% ) , 8.85% ,
3/25/42 (a) (b) 527
500,000 Connecticut Avenue Securities Trust 2022-R09
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 4.750% ) , 10.10% ,
9/25/42 (a) (b) 547
221,926 Connecticut Avenue Securities Trust 2023-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500% ) , 7.85% ,
4/25/43 (a) (b) 227
800,000 Connecticut Avenue Securities Trust 2023-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.900% ) , 9.25% ,
4/25/43 (a) (b) 857
300,000 Connecticut Avenue Securities Trust 2023-
R08 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500% ) , 7.85% ,
10/25/43 (a) (b) 310
475,000 Connecticut Avenue Securities Trust 2024-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800% ) , 7.15% ,
1/25/44 (a) (b) 480
500,000 Connecticut Avenue Securities Trust 2024-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.700% ) , 8.05% ,
1/25/44 (a) (b) 512
300,000 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800% ) , 7.15% ,
2/25/44 (a) (b) 302
700,000 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500% ) , 7.85% ,
2/25/44 (a) (b) 717
300,000 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950% ) , 7.30% ,
3/25/44 (a) (b) 303
600,000 Connecticut Avenue Securities Trust 2024-
R04 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.200% ) , 7.55% ,
5/25/44 (a) (b) 607
225,000 Connecticut Avenue Securities Trust 2024-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000% ) , 7.34% ,
7/25/44 (a) (b) 225
747,794 Extended Stay America Trust 2021-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 3.814% ) , 9.14% , 7/15/38 (a) (b) 750

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
123,793 Fannie Mae Connecticut Avenue Securities
2016-C02 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364% ) , 17.71% ,
9/25/28 (b) $ 143
49,453 Fannie Mae Connecticut Avenue Securities
2016-C03 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864% ) , 17.21% ,
10/25/28 (b) 57
98,598 Fannie Mae Connecticut Avenue Securities
2016-C04 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364% ) , 15.71% ,
1/25/29 (b) 113
686,977 FN CB6096 30YR , 6.00% , 4/01/53 700
314,150 FN CB7340 30YR , 6.00% , 10/01/53 319
377,433 FN MA4919 30YR , 5.50% , 2/01/53 378
1,011,908 FN MA5072 30YR , 5.50% , 7/01/53 1,014
246,266 Freddie Mac STACR Debt Notes 2015-HQA1 ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 8.914% ) , 14.26% , 3/25/28 (b) 258
375,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 5.500% ) , 10.85% ,
1/25/34 (a) (b) 425
850,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400% ) , 8.75% ,
10/25/41 (a) (b) 882
500,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650% ) , 9.00% ,
11/25/41 (a) (b) 521
318,476 Freddie Mac STACR REMIC Trust 2023-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100% ) , 7.45% ,
4/25/43 (a) (b) 326
677,023 Freddie Mac STACR REMIC Trust 2023-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850% ) , 7.20% ,
11/25/43 (a) (b) 687
189,311 Freddie Mac STACR REMIC Trust 2023-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850% ) , 7.20% ,
11/25/43 (a) (b) 192
587,945 Freddie Mac STACR REMIC Trust 2024-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250% ) , 6.60% ,
5/25/44 (a) (b) 589
300,000 Freddie Mac STACR REMIC Trust 2020-HQA3
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 10.114% ) , 15.46% ,
7/25/50 (a) (b) 406
381,874 Freddie Mac STACR REMIC Trust 2020-DNA4
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 6.114% ) , 11.46% ,
8/25/50 (a) (b) 438
357,485 Freddie Mac STACR REMIC Trust 2020-HQA4
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 5.364% ) , 10.71% ,
9/25/50 (a) (b) 403
175,000 Freddie Mac STACR REMIC Trust 2020-HQA4
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.514% ) , 14.86% ,
9/25/50 (a) (b) 232
Principal
or Shares Security Description
Value
(000)
450,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 4.800% ) , 10.15% ,
10/25/50 (a) (b) $ 519
150,000 Freddie Mac STACR REMIC Trust 2020-DNA6
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 5.650% ) , 11.00% ,
12/25/50 (a) (b) 171
200,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 4.750% ) , 10.10% ,
1/25/51 (a) (b) 216
450,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 6.000% ) , 11.35% , 8/25/33 (a) (b) 533
540,634 Life Mortgage Trust 2021-BMR 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
3.064% ) , 8.39% , 3/15/38 (a) (b) 518
900,000 Palisades Center Trust 2016-PLSD 144A , 3.36% ,
4/13/33 (a) 45
110,000 Sage AR Funding No 1 PLC 1A 144A , ( Sterling
Overnight Index Average + 3.000% ) , 8.23% ,
11/17/30 GBP (a) (b) (d) 141
360,000 TPGI Trust 2021-DGWD 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.464% ) ,
7.79% , 6/15/26 (a) (b) 358
231,473 TTAN 2021-MHC 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.514% ) , 7.84% ,
3/15/38 (a) (b) 229
7,841,623 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.91% , 8/15/51 (h) 182
Total Mortgage Backed (Cost - $25,323)
24,518
U.S. Treasury (7%
)
5,639,590 U.S. Treasury Inflation Indexed Notes , 2.38% ,
10/15/28 5,784
1,600,000 U.S. Treasury Note , 4.63% , 6/30/26 1,609
900,000 U.S. Treasury Note , 4.38% , 7/31/26 902
Total U.S. Treasury (Cost - $8,132)
8,295
Investment Company (2%
)
585,245 Payden Cash Reserves Money Market Fund* 585
331,915 Payden Emerging Markets Local Bond Fund* 1,530
Total Investment Company (Cost - $2,135)
2,115
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $125) 127
Purchase Options  (0%
)
Total Purchase Options (Cost - $107) 64
Total Investments, Before Written Swaptions and Written
Options
(Cost - $115,811) (100%)
114,882
Written Swaptions  (0%)
Total Written Swaptions (Cost - $(37)) (42)
Written Options  (0%)
Total Written Options (Cost - $(30)) (23)
Total Investments (Cost - $115,744) (100%)
114,817
Other Assets, net of Liabilities (0%)
146
Net Assets (100%) $ 114,963
* Affiliated investment.

(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Principal in foreign currency.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.1%
3 Month SOFR 638 $ 40 $ 95 09/13/2024 $ 40 Put
S&P 500 Index 8 1 4800 08/16/2024 1 Put
S&P E-mini 500 European Style Weekly Options 24 23 5100 09/20/2024 23 Put
Total Purchase Options
$64
Written Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S&P E-mini 500 European Style Weekly Options 32 23 5000 09/20/2024 $(23) Put
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.1%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 42 Index), Pay 0.525%
Quarterly, Receive upon credit default Citibank, N.A. $ 23,900 09/18/2024 $ 127 Put
Written Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Written Swaptions - (0.0%)
Protection Sold (Relevant Credit: Markit CDX, North
America High Yield Series 42 Index), Pay 0.155%
Quarterly, Pay upon credit default Citibank, N.A. 23,900 09/18/2024 (42) Put

Payden Mutual Funds
Payden Managed Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 1,101
USD  1,184 HSBC Bank USA, N.A. 08/22/2024 $ 9
JPY 184,700
USD  1,189 HSBC Bank USA, N.A. 08/22/2024 48
USD 444
EUR  407 BNP PARIBAS 08/22/2024 3
USD 296
CAD  405 Citibank, N.A. 09/26/2024 3
USD 2,445
AUD  3,676 HSBC Bank USA, N.A. 08/22/2024 39
USD 108
BRL  603 HSBC Bank USA, N.A. 09/12/2024 1
USD 4,653
BRL  25,465 HSBC Bank USA, N.A. 09/12/2024 171
USD 429
EUR  395 State Street Bank & Trust Co. 08/22/2024 1
ZAR 6,607
USD  354 BNP PARIBAS 08/22/2024 8

Liabilities:
AUD 3,676 USD  2,414 HSBC Bank USA, N.A. 08/22/2024 (9)
BRL 6,900 USD  1,219 HSBC Bank USA, N.A. 09/12/2024 (5)
EUR 1,200 USD  1,310 State Street Bank & Trust Co. 09/26/2024 (8)
GBP 931 USD  1,207 BNP PARIBAS 08/22/2024 (10)
USD 1,181 GBP  931 Barclays Bank PLC 08/22/2024 (16)
USD 402 GBP  317 Barclays Bank PLC 09/26/2024 (5)
USD 352 ZAR  6,607 BNP PARIBAS 08/22/2024 (10)
USD 1,634 CHF  1,441 HSBC Bank USA, N.A. 08/22/2024 (12)
USD 1,180 EUR  1,101 HSBC Bank USA, N.A. 08/22/2024 (12)
USD 1,159 JPY  184,700 HSBC Bank USA, N.A. 08/22/2024 (78)
USD 441 AUD  674 State Street Bank & Trust Co. 08/22/2024 –
USD 17,084 EUR  15,841 State Street Bank & Trust Co. 09/26/2024 (106)
(271)
Net Unrealized Appreciation (Depreciation)
$12
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
Euro-Bobl Future 6 Sep-24 $ (763) $ (5) $ (5)
Euro-Bund Future 16 Sep-24 (2,316) (54) (54)
Euro-Schatz Future 25 Sep-24 (2,870) (20) (20)
U.S. 10-Year Ultra Future 122 Sep-24 (14,101) (355) (355)
U.S. Long Bond Future 7 Sep-24 (845) (14) (14)
U.S. Treasury 10-Year Note Future 32 Sep-24 (3,578) (21) (21)
U.S. Treasury 2-Year Note Future 16 Sep-24 (3,286) (2) (2)
U.S. Treasury 5-Year Note Future 129 Sep-24 (13,918) (205) (205)
U.S. Ultra Bond Future 3 Sep-24 (384) (6) (6)
a a
Total Futures
$(682)